BNY Mellon Small Cap Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.1%
Automobiles & Components — 1.0%
LCI Industries(a)	8,289	942,211
Visteon Corp.	8,766	905,089
		1,847,300
Banks — 6.4%
BankUnited, Inc.	15,208	657,138
Columbia Banking System, Inc.	47,294	1,310,990
First Busey Corp.	57,181	1,346,041
First Horizon Corp.	56,476	1,261,674
First Merchants Corp.	36,475	1,343,739
Metropolitan Bank Holding Corp.	12,106	903,229
Origin Bancorp, Inc.	21,991	800,252
Seacoast Banking Corp. of Florida	15,954	503,508
Simmons First National Corp., Cl. A	71,382	1,324,136
SouthState Bank Corp.	4,589	410,761
Stellar Bancorp, Inc.	19,913	629,450
Texas Capital Bancshares, Inc.(b)	9,061	817,030
United Community Banks, Inc.	20,473	625,655
		11,933,603
Capital Goods — 20.8%
AeroVironment, Inc.(a),(b)	9,614	2,686,728
BWX Technologies, Inc.	10,295	1,841,570
Carpenter Technology Corp.	3,769	1,200,577
Construction Partners, Inc., Cl. A(b)	30,044	3,274,796
Curtiss-Wright Corp.	5,232	2,952,365
Enpro, Inc.	4,021	896,080
Esab Corp.	19,117	2,145,692
Flowserve Corp.	41,048	2,928,775
Fluor Corp.(b)	24,478	1,050,841
Fortune Brands Innovations, Inc.	42,076	2,172,384
Gates Industrial Corp. PLC(b)	51,574	1,173,824
Hayward Holdings, Inc.(b)	60,504	995,291
Herc Holdings, Inc.(a)	14,278	1,917,107
Janus International Group, Inc.(b)	119,985	745,107
Karman Holdings, Inc.(b)	44,617	2,990,678
Matrix Service Co.(b)	38,620	451,468
MYR Group, Inc.(b)	12,379	2,776,857
NPK International, Inc.(b)	34,903	429,656
Regal Rexnord Corp.	16,963	2,476,428
SiteOne Landscape Supply, Inc.(b)	6,081	816,557
The Timken Company	11,150	907,498
WESCO International, Inc.	7,988	2,136,071
		38,966,350
Commercial & Professional Services — 3.0%
ACV Auctions, Inc., Cl. A(b)	64,029	502,628
BlackSky Technology, Inc.(a),(b)	77,430	1,372,059
CSG Systems International, Inc.	16,738	1,318,452

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Commercial & Professional Services — 3.0% (continued)
HNI Corp.	41,169	1,709,337
Korn Ferry	11,783	774,968
		5,677,444
Consumer Discretionary Distribution & Retail — 2.0%
RH(a),(b)	7,238	1,140,636
Stitch Fix, Inc., Cl. A(b)	108,960	463,080
Valvoline, Inc.(b)	23,158	725,077
Warby Parker, Inc., Cl. A(b)	71,787	1,422,101
		3,750,894
Consumer Durables & Apparel — 4.3%
Brunswick Corp.(a)	31,302	2,069,375
Cavco Industries, Inc.(b)	1,171	697,506
Figs, Inc., Cl. A(b)	85,035	832,493
Levi Strauss & Co., Cl. A	27,818	612,830
Meritage Homes Corp.	9,911	724,296
Steven Madden Ltd.(a)	15,123	631,839
The Lovesac Company(a),(b)	17,166	246,332
YETI Holdings, Inc.(a),(b)	54,035	2,241,372
		8,056,043
Consumer Services — 5.0%
Black Rock Coffee Bar, Inc., Cl. A(b)	36,698	834,879
First Watch Restaurant Group, Inc.(b)	165,023	3,062,827
Genius Sports Ltd.(b)	97,318	979,992
Lindblad Expeditions Holdings, Inc.(b)	165,886	1,995,609
Perdoceo Education Corp.	27,105	757,856
Wingstop, Inc.(a)	6,766	1,791,163
		9,422,326
Consumer Staples Distribution & Retail — 1.3%
Casey’s General Stores, Inc.	4,128	2,354,859
Energy — 3.9%
BKV Corp.(a),(b)	29,742	821,176
Cactus, Inc., Cl. A	15,902	682,514
California Resources Corp.	26,751	1,278,163
Centrus Energy Corp., Cl. A(a),(b)	1,209	313,494
Crescent Energy Co., Cl. A	128,472	1,211,491
Expro Group Holdings NV(a),(b)	75,459	1,052,653
Liberty Energy, Inc.	60,305	1,072,223
PBF Energy, Inc., Cl. A	24,523	845,553
		7,277,267
Equity Real Estate Investment Trusts — 4.0%
Americold Realty Trust, Inc.(c)	46,581	504,472
COPT Defense Properties(c)	21,925	673,755
Douglas Emmett, Inc.(a),(c)	52,966	645,656
EPR Properties(c)	8,398	438,963
Healthpeak Properties, Inc.(c)	49,304	900,291
NETSTREIT Corp.(a),(c)	40,613	744,436
PotlatchDeltic Corp.(c)	22,017	885,964
Ryman Hospitality Properties, Inc.(c)	8,041	767,353
STAG Industrial, Inc.(a),(c)	20,205	793,652

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 4.0% (continued)
Terreno Realty Corp.(c)	9,964	625,640
Urban Edge Properties(c)	21,994	422,725
		7,402,907
Financial Services — 3.2%
Marex Group PLC	28,675	997,603
Moelis & Co., Cl. A	12,548	805,205
PennyMac Financial Services, Inc.	8,650	1,164,030
SLM Corp.	23,615	691,920
Voya Financial, Inc.	13,047	917,204
Walker & Dunlop, Inc.	14,073	909,679
WisdomTree, Inc.(a)	45,726	504,815
		5,990,456
Food, Beverage & Tobacco — 1.6%
Freshpet, Inc.(b)	24,202	1,383,386
J & J Snack Foods Corp.	8,548	789,408
Nomad Foods Ltd.	59,827	731,684
		2,904,478
Health Care Equipment & Services — 7.0%
Addus HomeCare Corp.(b)	3,691	443,658
Certara, Inc.(a),(b)	41,929	384,070
Encompass Health Corp.	9,816	1,140,815
Envista Holdings Corp.(b)	32,354	676,199
GeneDx Holdings Corp.(b)	7,492	1,250,789
Guardant Health, Inc.(b)	22,171	2,403,780
Inspire Medical Systems, Inc.(b)	21,541	2,679,916
Privia Health Group, Inc.(b)	123,359	3,006,259
Strata Critical Medical, Inc.(b)	93,350	405,139
The Ensign Group, Inc.	4,002	742,531
		13,133,156
Insurance — 3.0%
Palomar Holdings, Inc.(b)	8,863	1,100,873
The Baldwin Insurance Group, Inc.(a),(b)	157,448	4,488,843
		5,589,716
Materials — 3.8%
Alamos Gold, Inc., Cl. A	41,444	1,554,150
Alcoa Corp.	26,680	1,113,623
Eagle Materials, Inc.(a)	9,421	2,107,666
Knife River Corp.(b)	6,265	468,873
Louisiana-Pacific Corp.	13,860	1,136,658
Methanex Corp.	21,283	757,888
		7,138,858
Media & Entertainment — 1.9%
IMAX Corp.(a),(b)	26,637	988,233
John Wiley & Sons, Inc., Cl. A	23,450	852,642
Lionsgate Studios Corp.(b)	56,861	424,183
Magnite, Inc.(b)	62,580	919,300
Starz Entertainment Corp.(b)	28,839	316,364
		3,500,722
Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
Ascendis Pharma A/S, ADR(b)	4,902	1,040,842
Bio-Techne Corp.(a)	35,238	2,273,203

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 11.0% (continued)
Crinetics Pharmaceuticals, Inc.(a),(b)	11,044	503,165
Denali Therapeutics, Inc.(a),(b)	18,795	365,939
Elanco Animal Health, Inc.(a),(b)	49,862	1,160,289
Insmed, Inc.(b)	9,896	2,056,092
KalVista Pharmaceuticals, Inc.(a),(b)	41,359	598,465
Madrigal Pharmaceuticals, Inc.(b)	1,876	1,119,934
Mirum Pharmaceuticals, Inc.(b)	20,231	1,477,875
Monopar Therapeutics, Inc.(b)	3,097	266,899
Natera, Inc.(b)	4,806	1,147,721
Newamsterdam Pharma Co. NV(a),(b)	21,014	867,878
Pyxis Oncology, Inc.(b)	90,846	471,491
Repligen Corp.(b)	19,158	3,276,401
Rezolute, Inc.(a),(b)	26,544	258,008
Soleno Therapeutics, Inc.(b)	26,504	1,337,127
Syndax Pharmaceuticals, Inc.(a),(b)	61,638	1,221,665
Twist Bioscience Corp.(a),(b)	19,133	612,447
Xenon Pharmaceuticals, Inc.(b)	12,752	570,269
		20,625,710
Real Estate Management & Development — .5%
Newmark Group, Inc., Cl. A	58,994	1,025,316
Semiconductors & Semiconductor Equipment — 5.3%
Cohu, Inc.(b)	36,371	884,543
Ichor Holdings Ltd.(b)	24,196	406,493
MKS, Inc.	15,684	2,452,821
Rambus, Inc.(b)	24,275	2,319,962
SiTime Corp.(b)	8,546	2,544,144
Synaptics, Inc.(b)	9,621	659,134
Ultra Clean Holdings, Inc.(b)	28,253	716,496
		9,983,593
Software & Services — 1.5%
Blackbaud, Inc.(b)	9,306	524,672
Cellebrite DI Ltd.(b)	16,190	272,964
Dolby Laboratories, Inc., Cl. A	13,505	910,912
JFrog Ltd.(b)	18,103	1,103,921
		2,812,469
Technology Hardware & Equipment — 5.3%
Belden, Inc.	21,031	2,384,915
Cognex Corp.	35,047	1,335,291
Lumentum Holdings, Inc.(a),(b)	8,663	2,816,861
Mirion Technologies, Inc.(a),(b)	70,928	1,845,547
Viavi Solutions, Inc.(b)	81,966	1,470,470
		9,853,084
Transportation — .9%
SkyWest, Inc.(b)	5,722	580,897
Sun Country Airlines Holdings, Inc.(b)	76,810	1,052,297
		1,633,194
Utilities — 2.4%
Chesapeake Utilities Corp.	6,389	888,454
Hallador Energy Co.(b)	23,093	470,866
MDU Resources Group, Inc.	57,894	1,234,300

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Utilities — 2.4% (continued)
ONE Gas, Inc.	11,888	995,501
Southwest Gas Holdings, Inc.	11,529	957,484
		4,546,605
Total Common Stocks (cost $147,509,015)		185,426,350

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,793,170)	4.15	1,793,170	1,793,170
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,550,545)	4.15	1,550,545	1,550,545
Total Investments (cost $150,852,730)		100.9%	188,770,065
Liabilities, Less Cash and Receivables		(.9%)	(1,614,046)
Net Assets		100.0%	187,156,019

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $37,680,780 and the value of the collateral was
$38,151,998, consisting of cash collateral of $1,550,545 and U.S. Government & Agency securities valued at $36,601,453.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	185,426,350	—	—	185,426,350
Investment Companies	3,343,715	—	—	3,343,715
	188,770,065	—	—	188,770,065

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $37,917,335, consisting of $42,783,489 gross unrealized appreciation and $4,866,154 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.